Aggregate Cost, Gross Unrealized Holding Gains and Losses and Fair Value by Type of Available-for-Sale Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Cost / Amortized cost	¥ 234,490	¥ 106,186
Available-for-sale, Gross unrealized holding gains	123,147	20,909
Available-for-sale, Gross unrealized holding losses	1,126	11,126
Available-for-sale, Fair value	356,511	115,969
Debt securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Cost / Amortized cost		26
Available-for-sale, Fair value		¥ 26